Stock Compensation Plans - Summary of Restricted Stock Award and Restricted Stock Unit Activity (Details) - First Data Holdings - Restricted stock awards and restricted stock units - $ / shares shares in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested Beginning Balance (in shares)	46	17
Granted (in shares)	39	37
Vested (in shares)		(4)
Cancelled/Forfeited (in shares)		(4)
Nonvested Ending Balance (in shares)		46
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested Weighted Average Grant-Date Fair Value Beginning Balance	$ 3.79	$ 3.18
Weighted Average Grant-Date Fair Value Granted		4.00
Weighted Average Grant-Date Fair Value Vested		3.18
Weighted Average Grant-Date Fair Value Cancelled/Forfeited		3.81
Nonvested Weighted Average Grant-Date Fair Value Ending Balance		$ 3.79